Related Party Transactions - Summary of Compensation To Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	₩ 27,053	₩ 26,539	₩ 22,033
Post-employment benefits	1,637	1,347	1,432
Share-based payments	24,470	19,919	26,079
Total	53,160	47,805	49,544
Registered directors (executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	7,874	8,725	8,152
Post-employment benefits	930	863	966
Share-based payments	8,654	7,487	11,655
Total	17,458	17,075	20,773
Registered directors (non-executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	1,092	1,058	1,061
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,092	1,058	1,061
Non-registered directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	18,087	16,756	12,820
Post-employment benefits	707	484	466
Share-based payments	15,816	12,432	14,424
Total	₩ 34,610	₩ 29,672	₩ 27,710